Income Taxes - Schedule of Current and Deferred Portions of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 1,355		¥ 5,453	¥ 1,396
Deferred income tax benefit	(2,403)	$ (348)	(2,403)	(2,404)
Income tax expense (benefit)	¥ (1,048)	$ (152)	¥ 3,050	¥ (1,008)